ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES
ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

8.      ACCRUED AND OTHER CURRENT LIABILITIES, AND OTHER LIABILITIES

	Year Ended December 31,
(In thousands)	2022	2021
Accrued and other current liabilities:
Payroll and welfare payable	$2,911	$3,336
Grants related to land use right	2,617	60
Payable to sales and marketing services	2,481	795
Payable to clinical study service	1,392	527
Lease liabilities-current (Note 5)	868	1,061
Payable to professional consulting service	705	725
Payables related to property, plant and equipment	44	3,288
Value-added tax and other tax payable	150	652
Other	648	519
	$11,816	$10,963

Other Liabilities
Profit-sharing liability to Juventas (Note 3)	$11,821	$13,220
Lease liabilities-noncurrent (Note 5)	476	1,105
	$12,297	$14,325